INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interest income [Abstract]
Interests on loans to joint ventures (Note 5)	$ 2,573	$ 4,346	$ 2,728
Guarantee fees from related parties (Note 5)	0	325	486
Bank interests	1,214	1,294	1,220
Other interests	0	1,199	826
Interest income	$ 3,787	$ 7,164	$ 5,260